Restoration provisions (Tables)	12 Months Ended
Oct. 31, 2020
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Change in Restoration and Rehabilitation Costs
The following table represents the continuity of the restoration provision associated with the Company’s leased plant properties:

Restoration provisions at October 31, 2019 and 2018	$—
Initial recognition in 2020	321,400

Restoration provisions at October 31, 2020	$321,400